Condensed Interim Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 3,592,558	$ 708,105	$ 486,063
Restricted cash	6,476,000	6,476,000
Accounts receivable and prepaid expenses (note 3)	515,491	556,947	413,443
Short-term deposit			68,939
Prepaid mine deposit and acquisition costs (note 6)			2,260,463
Prepaid finance costs			393,640
Total current assets	10,584,049	7,741,052	3,622,548
Non-current assets
Spare parts inventory	341,004	341,004
Equipment (note 4)	566,516	551,204	396,894
Long term deposit	269,015	269,015
Right-of-use asset (note 4)	108,536		52,353
Bunker Hill Mine and mining interests (note 5)	15,966,737	15,896,645	1
Process plant (note 4)	9,093,941	8,130,972
Total assets	36,929,798	32,929,892	4,071,796
Current liabilities
Accounts payable	5,748,304	4,523,502	1,312,062
Accrued liabilities	1,825,499	1,500,164	869,581
EPA water treatment payable (note 8)			5,110,706
Interest payable (note 7)	595,358	1,154,477	409,242
Derivative warrant liability (note 9)	1	903,697
Deferred share units liability (note 11)	374,464	573,742	1,531,409
Promissory notes payable (note 7)	1,500,000	1,500,000	2,500,000
Environment protection agency cost recovery payable (note 8)			11,000,000
Current portion of lease liability (note 8)	58,531		62,277
Total current liabilities	10,102,157	10,155,582	22,795,277
Non-current liabilities
Bridge loan	4,731,579	4,684,446
Series 1 convertible debenture (note 7)	5,093,130	5,537,360
Series 2 convertible debenture (note 7)	13,177,407	14,063,525
Royalty convertible debenture (note 7)	9,119,412	10,285,777
Environment protection agency cost recovery liability, net of discount (note 6)	8,315,772	7,941,466
Derivative warrant liability (note 9)	5,612,778	6,438,679	15,518,887
Total liabilities	56,152,235	59,106,835	38,314,164
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; Nil preferred shares issued and outstanding (note 9)
Common shares, $0.000001 par value, 1,500,000,000 common shares authorized; 256,099,174 and 229,501,661 common shares issued and outstanding, respectively (note 9)	255	228	164
Additional paid-in-capital (note 9)	48,033,043	45,161,513	38,248,618
Special warrants (note 9)	1,484,788
Accumulated other comprehensive income	1,060,887	253,875
Accumulated deficit	(69,801,410)	(71,592,559)	(72,491,150)
Total shareholders’ deficiency	(19,222,437)	(26,176,943)	(34,242,368)
Total shareholders’ deficiency and liabilities	$ 36,929,798	$ 32,929,892	$ 4,071,796